OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES

(US $ millions)	Note	Dec 31, 2017	Dec 31, 2016
Defined benefit pension obligation	10	$20	$18
Accrued employee benefits	14	6	5
Reforestation obligation		2	2
Other		1	2
		$29	$27